Commitments	2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2019
Commitments

18.    COMMITMENTS AND CONTINGENCIES

Interest Rate Lock Commitments

We entered into interest rate lock commitments with prospective borrowers whereby we commit to lend a certain loan amount under specific terms and interest rate to the borrower. These commitments are treated as derivatives and are carried at fair value. See Note 5 — Derivative Instruments for more information.

Purchase Commitments

As of September 30, 2020, we were in contract to purchase 716 homes for an aggregate purchase price of $181.5 million.

Legal Matters

From time to time, we may be subject to potential liability relating to the ownership and operations of our properties. Accruals are recorded when the outcome is probable and can be reasonably estimated.

There are various claims and lawsuits arising in the normal course of business pending against us, some of which seek damages and other relief which, if granted, may require future cash expenditures. Management does not believe that it is reasonably possible that the resolution of these matters would result in any liability that would materially affect our consolidated results of operations or financial condition. From time to time we receive inquiries and audit requests from various government agencies and fully cooperate with these requests. We do not have any material pending investigations or enforcement actions.

Leases

During the nine months ended September 30, 2020, we did not enter into any material new leases, lease renewals, or lease modifications. Certain long-term real estate leases entered into prior to 2020 commenced in the nine months ended September 30, 2020, for which we recognized right of use assets obtained in exchange for new operating lease liabilities of $40.1 million. On September 25, 2020, we exercised an option to early terminate the San Francisco headquarters lease, effective September 30, 2021. In exercising our early termination option, we incurred and paid $5.2 million in early termination fees and are contractually obligated to pay rent through the remaining amended lease term in the amount of $12.9 million. We do not anticipate a return to the space during the remaining lease term and therefore the lease does not have future benefits to the Company. As such, we accelerated $12.5 million of amortization associated with the right of use asset and reduced the lease liability and right of use asset by $28.1 million. For additional information regarding our lease portfolio, see Note 10 — Leases in the accompanying notes to the consolidated audited financial statements as of and for the year ended December 31, 2019

19.COMMITMENTS AND CONTINGENCIES

Purchase Commitments

As of December 31, 2019, we were in contract to purchase 2,639 homes for an aggregate purchase price of $616.1 million.

Legal Matters

From time to time, we may be subject to potential liability relating to the ownership and operations of our properties. Accruals are recorded when the outcome is probable and can be reasonably estimated.

There are various claims and lawsuits arising in the normal course of business pending against us, some of which seek damages and other relief which, if granted, may require future cash expenditures. Management does not believe that it is reasonably possible that the resolution of these matters would result in any liability that would materially affect our consolidated results of operations or financial condition. From time to time we receive inquiries and audit requests from various government agencies and fully cooperate with these requests. We do not have any material pending investigations or enforcement actions.

Social Capital Hedosophia Holdings Corp. II
Commitments

Note 6 — Commitments

Registration Rights

The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued on conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the Propose Public Offering requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to the Company’s Class A ordinary shares). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company will grant the underwriters a 45‑day option to purchase up to 5,400,000 additional Units to cover over-allotments at the Proposed Public Offering price, less the underwriting discounts and commissions.

The underwriters will be entitled to a cash underwriting discount of $7,200,000 in the aggregate, payable upon the closing of the Proposed Public Offering. In addition, the underwriters will be entitled to a deferred fee of $0.35 per Unit, or $12,600,000 in the aggregate (or $14,490,000 in the aggregate if the underwriters’ over-allotment option is exercised in full). The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Financial Advisory Fee

The Company intends to engage Connaught (UK) Limited (“Connaught”) to provide financial advisory services in connection with the Proposed Public Offering. The Company will pay Connaught a fee in an amount equal to 10% of the underwriting commission payable to the underwriters. The fee to Connaught will be paid in part at the closing of the Proposed Public Offering and in part at the closing of the Business Combination, in the same proportion as the non-deferred and deferred underwriting commission payable to the underwriters. The underwriters have agreed to reimburse the Company for the fee to Connaught as it becomes payable out of the underwriting commission.

NOTE 6. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on April 27, 2020, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to the Company’s Class A ordinary shares). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a deferred fee of $0.35 per Unit, or $14,490,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Financial Advisory Fee

The underwriters agreed to reimburse the Company for an amount equal to 10% of the discount paid to the underwriters for financial advisory services provided by Connaught (UK) Limited in connection with the Initial Public Offering, of which $720,000 was paid at the closing of the Initial Public Offering and up to $1,449,000 will be payable at the time of the closing of a Business Combination.

Merger Agreement

On September 15, 2020, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Merger Sub and Opendoor.

Pursuant to the transactions contemplated by the terms of the Merger Agreement (the “Closing”), and subject to the satisfaction or waiver of certain conditions set forth therein, Merger Sub will merge with and into Opendoor, with Opendoor surviving the merger in accordance with the Delaware General Corporation Law (the “DGCL”) and as a wholly owned subsidiary of the Company (the “Merger”) (the transactions contemplated by the Merger Agreement and the related ancillary agreements, the “Opendoor Business Combination”).

As a result of the Merger, among other things, all outstanding shares of common stock of Opendoor will be cancelled in exchange for the right to receive, or reservation of, in the aggregate, a number of shares of the Company’s Common Stock (as defined below) equal to the quotient obtained by dividing (x) $5,000,000,000 by (y) $10.00.

Prior to the Closing, subject to the approval of the Company’s shareholders, and in accordance with the DGCL, Cayman Islands Companies Law (2020 Revision) (the "CICL") and the Company’s Amended and Restated Memorandum and Articles of Association (as may be amended from time to time, the "Cayman Constitutional Documents"), the Company will effect a deregistration under the CICL and a domestication under Section 388 of the DGCL (by means of filing a certificate of domestication (the "Certificate of Domestication") with the Secretary of State of Delaware), pursuant to which the Company’s jurisdiction of incorporation will be changed from the Cayman Islands to the State of Delaware (the "Domestication").

In connection with the Domestication, (i) each of the then issued and outstanding Class A ordinary shares, par value $0.0001 per share, of the Company (the "Class A Ordinary Shares"), will convert automatically, on a one-for-one basis, into a share of common stock, par value $0.0001, per share of the Company (after its Domestication) (the "Common Stock"), (ii) each of the then issued and outstanding Class B ordinary shares, par value $0.0001 per share, of the Company (the "Class B Ordinary Shares"), will convert automatically, on a one-for-one basis, into a share of Common Stock, (iii) each then issued and outstanding warrant of the Company will convert automatically into a warrant to acquire one share of Common Stock ("Domesticated Warrant"), and (iv) each of the then issued and outstanding units of the Company that have not been previously separated into the underlying Class A Ordinary Shares and underlying warrants upon the request of the holder thereof (the "Cayman Units"), will be cancelled and will entitle the holder thereof to one share of Common Stock and one-third of one Domesticated Warrant.

The consummation of the Opendoor Business Combination is subject to certain conditions as further described in the Merger Agreement.